Earnings Per Share (Schedule Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Earnings Per Share [Abstract]
Net earnings available to common shareholders									$ 94,672	$ 76,636	$ 79,024
Weighted average common shares outstanding - basic									12,730	13,221	13,695
Dilutive effect of in-the-money equity awards									447	468	509
Weighted average common shares outstanding - diluted									13,177	13,689	14,204
Earnings per common share from net earnings - basic	$ 1.89	$ 1.99	$ 1.99	$ 1.56	$ 1.75	$ 1.51	$ 1.40	$ 1.19	$ 7.44	$ 5.80	$ 5.77
Earnings per common share from net earnings - diluted	$ 1.83	$ 1.92	$ 1.92	$ 1.50	$ 1.65	$ 1.47	$ 1.36	$ 1.15	$ 7.18	$ 5.60	$ 5.56
Equity awards of stock excluded in computation of diluted EPS									393	287	344